Fair value - Hierarchy, Written Put Option on NCI RapdFit (Details) - Written put option on NCI RapidFit+ - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of financial liabilities
As at 1 January	€ 0	€ 875	€ 875
Remeasurement	0	0	0
Payout put-option PMV	0	(875)	0
As at 31 December	€ 0	€ 0	€ 875